Basis of Presentation and Summary of Significant Accounting Policies and Changes	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Basis of Presentation and Summary of Significant Accounting Policies and Changes	Basis of Presentation and Summary of Significant Accounting Policies and Changes
The financial statements of the Plan included herein have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that the values of investment securities will change in the near term and that such changes could materially affect the future value of participants’ account balances and such future values could be materially different from the amounts reported in the financial statements.
Significant Accounting Policies
Fair value is the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants on the measurement date. Shares of mutual funds are valued at quoted market prices that represent the net asset value of shares held by the Plan at the respective dates presented in the Statements of Net Assets Available for Benefits. The Plan uses net asset value of the shares held in common collective trusts, except for the Goldman Sachs Stable Value Fund at December 31, 2025 and 2024, respectively, as a practical expedient for determining fair value. Each collective trust provides for daily redemptions by the Plan at reported net asset values per share, with no advance notice requirement. Participants are generally able to change investment options on a daily basis without restrictions. The Goldman Sachs Stable Value Fund is a collective trust measured at fair value with underlying assets primarily consisting of collective trusts, insurance separate account contracts and high-quality guaranteed investment contracts.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation or net depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Loans to participants are included in Notes Receivable from Participants and are stated at unpaid principal balances plus accrued, but unpaid interest.
Loan administration fees are charged directly to the applicable participant’s account and are included in investment expenses. Management fees and operating expenses charged to the Plan for investments in certain mutual funds are deducted from income earned and are not separately identified. Consequently, these management fees and operating expenses are recognized as reductions of investment returns for such investments. All other administrative expenses of the Plan related to active participants are paid by the Plan Administrator. All other administrative expenses related to terminated participants are charged directly to the participant’s account.
Benefits provided to participants are recorded when paid. There were no benefit account balances for participants who have elected to withdraw from the Plan, but have not yet been paid at December 31, 2025 and 2024, respectively.
Risks and Uncertainties
The Plan invests in various investments. Investments are exposed to various risks such as interest rate, equity price and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Assets Available for Benefits. Included in investments at December 31, 2025 and 2024, are shares of Kemper’s common stock with an estimated fair value of $4,481 thousand and $7,775 thousand, respectively. This investment represents 0.5% and 0.9% of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the sponsor’s stock would decrease the net assets available for benefits.